Borrowings (Outstanding Balances and Related Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Borrowings [Abstract]
Short-term Debt, Average Outstanding Amount	$ 41,593	$ 34,057
Short-term Debt, Average Interest Rate During the Year	0.31%	0.25%
Short-term Debt, Maximum Month-end Outstanding Amount	$ 52,672	$ 55,183
Short-term Debt, Weighted Average Interest Rate	0.32%	0.36%